Long-term Debt - Principal Amount of Debt by Year of Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016		$ 0
2017		0
2018		0
2019		376,090
2020		894,367
Thereafter		0
Long term debt principal amount		1,270,457
Bank credit facility
Debt Instrument [Line Items]
2016		0
2017		0
2018		0
2019		0
2020		0
Thereafter		0
Long term debt principal amount		0	$ 375,000
7 3/4% Senior Notes due 2019
Debt Instrument [Line Items]
2016		0
2017		0
2018		0
2019		376,090
2020		0
Thereafter		0
Long term debt principal amount	$ 288,516	376,090	400,000
9 1/2% Senior Notes due 2020
Debt Instrument [Line Items]
2016		0
2017		0
2018		0
2019		0
2020		194,367
Thereafter		0
Long term debt principal amount	174,607	194,367	$ 300,000
10 % Senior Secured Notes due 2020
Debt Instrument [Line Items]
2016		0
2017		0
2018		0
2019		0
2020		700,000
Thereafter		0
Long term debt principal amount	$ 700,000	$ 700,000